Employee Benefits Obligations - Summary of Employee Benefits Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Non-current net defined benefit liability	$ 176.2	$ 156.1
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Non-current net defined benefit liability	174.3	154.4
Restructuring reserve (early retirement plans)
Disclosure of defined benefit plans [line items]
Non-current net defined benefit liability	$ 1.9	$ 1.7